EQUITY	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
EQUITY [Text Block]
NOTE 18 -	EQUITY

A.	Composition of share capital:

	December 31, 2024		December 31, 2023
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Common Shares without par value	Unlimited	3,085,452	Unlimited	2,232,359

Common Shares confer upon their holders the right to participate in the general meeting where each common share has one voting right in all matters, receive dividends if and when declared and to participate in the distribution of surplus assets in case of liquidation of the Company.

As of July 12, 2024, the Board of the Company has approved a reverse share split of all outstanding common shares of the Company at a ratio of 6:1 so that each six common shares without par value were consolidated into one common share without par value (the “Reverse Share Split”). For accounting purposes, all common shares, restricted share units, options and warrants to purchase common shares and loss per share amounts have been adjusted to give retroactive effect to the Reverse Share Split for all periods presented in the consolidated financial statements. All fractional Common Shares equal to or greater than one-half resulting from the Reverse Share Split was rounded to the next whole number, otherwise, the fractional Common Share was cancelled.

B.	Changes in issued and outstanding share capital:

	Number of shares
	2024	2023	2022

Balance as of January 1	2,232,359	1,261,590	1,135,273
Common shares issued as settlement of purchase consideration through business combination transactions (1), (2), (3)	-	-	21,001
Issuance of treasury common shares	-	-	1,694
Common shares issued through private placements (4), (5), (7)	742,517	879,520	100,000
Common shares issued as debts settlement with related parties (5), (6)	-	82,082	-
Common shares issued as compensation to a related party (8)	110,576	-	-
Common shares issued upon options exercised (9)	-	-	3,622
Common shares issued upon RSUs vested (9)	-	9,167	-

Balance as of December 31	3,085,452	2,232,359	1,261,590

1.
On March 14, 2022, Yarok Pharm Transaction was closed upon receipt of all required approvals, including the IMCA approval. In connection with the closing of the Yarok Pharm Transaction, on the same date, the Company completed a non-brokered private placement with former shareholders of Yarok Pharm and Rosen High Way under which 8,728 common shares were issued for aggregate gross proceeds of $1,370, which represents a price per share of approximately $156.96.

2.
On March 14, 2022, Vironna Transaction was closed upon receipt of all required approvals, including the IMCA approval. At the closing date, an amount of NIS 3,500 thousand (approximately $1,091) was paid in satisfaction with the share consideration component by issuance of 8,089 common shares which represents a price per share of approximately $134.88.

3.
On March 28, 2022, Oranim Transaction was closed upon receipt of all required approvals, including the approval of the MOH. At the closing date, an amount of NIS 1,500 thousand (approximately $600) was paid in satisfaction with the share consideration component by issuance of 4,184 common shares which represents a price per share of approximately $150.6.

4.
On August 19, 2022, the Company announced a private placement for aggregate gross proceeds of up to US$5 million (approximately $6,500) (the “Private Placement”). As of December 31, 2022, the Company issued 100,000 common shares for a total amount of US$3 million (approximately $3,756) including investments by the Company’s management and executives. Direct and incremental issuance costs incurred amounted to $178.

5.
In January and February of 2023, the Company issued 471,375 units of the Company at a price of US$7.5 per unit for aggregate gross proceeds of US$3,535 (approximately $4,705) in a series of closings pursuant to a non-brokered private placement offering to purchasers (the “LIFE Offering”). Each unit consisted of one common share and one warrant which eligible for exercise into one common share at an exercise price of US$9.00 over a period of 36 months from the issuance date.

Concurrent with the LIFE Offering, the Company issued 21,950 units to a non-independent director under the LIFE Offering at an aggregate price of US$165 (approximately $222) as a settlement of debt in the same amount owed by the Company to the director for certain consulting services previously rendered by the director to the Company. Each unit consisted of one common share and one warrant which eligible for exercise into one common share at an exercise price of US$9.00 over a period of 36 months from the issuance date (the “LIFE Offering Warrants”).

Concurrent with the LIFE Offering, the Company issued 386,195 units on a non-brokered private placement basis at a price of US$7.5 per unit for aggregate gross proceeds of US$2,896 (approximately $3,854) (the “Concurrent Offering”). Each unit consisted of one common share and one warrant which eligible for exercise into one common share at an exercise price of US$9.00 over a period of 36 months from the issuance date. The Concurrent Offering was led and participated by insiders of the Company of 193,333 units out of the total Concurrent offering units.

All the above warrants issued are considered collectively as “January-February 2023 Warrants”.

The Company incurred direct and incremental transaction costs related to the LIFE Offering amounted to approximately $334.

As the exercise price of January-February 2023 Warrants is denominated in foreign currency, which is not the functional currency of the Company, the January-February 2023 Warrants were accounted for as a derivative liability, which was measured at fair value at the initial date by management using the assistance of external appraiser in total amount of US$5,277 thousand (approximately $7,027) by using Black-Scholes pricing model. The residual amount of US$1,319 thousand (approximately $1,754) was allocated to common shares issued and was recorded as part of share capital and premium.

Issuance costs amounted to $268 allocated to January-February 2023 Warrants have been charged immediately to statement of operations as part of finance expenses and the amount of $66 that was allocated to common shares was recorded as deduction from share capital and premium.

6.
On May 8, 2023, the Company closed a debt settlement transaction (the “Debt Settlement”) with L5 Capital Inc., a company controlled by Marc Lustig, the then executive chairman of the Board of the Company (“L5 Capital”), pursuant to which the Company settled outstanding indebtedness of US$616 (approximately $839) through issuance of 82,082 units at a price of US$7.00 per unit. Each unit consisted of one common share and one warrant which is eligible for exercise into one common share at an exercise price of US$9.00 per common share over a period of 36 months from the issuance date (the “May 2023 Warrants”).

As the exercise price of the May 2023 Warrants is denominated in foreign currency, which is not the functional currency of the Company, the May 2023 Warrants were accounted for as a derivative liability, which was measured at fair value at the initial date. The fair value of the May 2023 Warrants was determined by management using the assistance of external appraiser in total amount of US$166 thousand (approximately $226) by using Black-Scholes pricing model. The residual amount of US$450 thousand (approximately $613) was allocated to common shares issued and was recorded as part of share capital and premium.

7.
On November 12, 2024, the Company closed a non-brokered private placement offering through issuance of 742,517 units at a price of $2.88 per unit for aggregate gross proceeds of $2,138. Each unit consisted of one common share and one warrant which eligible for exercise into one common share at an exercise price of $4.32 equal to a 50% premium to the offering price at any time prior to November 12, 2026 (the “November 2024 Warrants”).

November 2024 Warrants might be exercisable to variable number of shares due to cashless exercise mechanism and thus they were accounted for as a derivative liability, which was measured at fair value at the initial date by management using the assistance of external appraiser in total amount of $1,154 by using Black-Scholes pricing model. The residual amount of $984 was allocated to common shares issued and was recorded as part of share capital and premium.

The Company incurred direct and incremental transaction costs amounted to approximately $89, of which an amount of $49 that was allocated to November 2024 Warrants classified as financial liability was charged immediately to statement of operations as part of finance expenses and the amount of $40 that was allocated to common shares was recorded as deduction from share capital and premium.

8.
Since October 2022, the Company has borrowed from various institutions more than US$8,000 thousand (approximately $10,832) (collectively, the “Loans”). As required by the lenders, the Company's chairman of the Board and the Chief Executive Officer (the “Guarantor”) has personally guaranteed the Loans. The independent members of the Board commissioned a valuation work which determined that the value of the Guarantor’s personal guarantees, which were ascribed the benefit to the Company in total amount of approximately US$560 thousand (approximately $758) (the “Benefit”).

In October 2024, the Company completed an agreement with the Guarantor, under which the Company issued 110,576 common shares and 152,701 pre-funded warrants at a price of $2.88, which equals the Benefit amount. Each of the prefunded warrants is eligible for exercise into one common share at a price of $0.00001 (each of the prefunded warrant may be exercised also through cashless exercise basis), upon receipt of shareholders' approval to allow the Guarantor to become a control person (as defined under the policies of the CSE). In the event the approval from the Company's shareholders is not received on or before March 31, 2025, the Guarantor agrees to return the prefunded warrants to the Company and the amount of Benefit allocated to the prefunded warrants shall remain owing to the Guarantor.

The above transaction was accounted for as a share-based compensation in exchange for instruments (i.e. common shares and prefunded warrants) that were issued to the Guarantor. However, since the achievement of the shareholders' approval is beyond the control of the Company, the prefunded warrants were accounted for as derivative liability that was measured in total amount of $440 at the closing date and subsequently at fair value under a marked to market approach, until their exercise or expiration, as earlier. The amount of $318 which was allocated to the common shares was recognized as part of the permanent equity of the Company.

Through December 31, 2024, the shareholders' approval was not received and none of the pre-funded warrants have been exercised. In addition, as of December 31, 2024, the fair value of the prefunded warrants amounted to $496 based on the quoted price of the common shares. Consequently, during the period commencing the settlement date through December 31, 2024, the Company recognized revaluation expenses of $56.

9.
During the year ended December 31, 2022, the Company issued 3,622 common shares upon exercise of options for total consideration of $333. In addition, during the year ended December 31, 2023, the Company issued 9,167 common shares upon vesting of RSUs.

C.	Share-based payment

1.	Share option plan

Awards granted under the Company’s current plan which was approved by the Board on December 19, 2018 (“2018 Plan”) are subject to vesting schedules and unless determined otherwise by the administrator of the 2018 Plan, generally vest following a period of three years from the applicable vesting commencement date, such that 33.3% of the awards vest on the first anniversary of the applicable vesting commencement date and 66.7% of the awards vest in eight equal installments upon the lapse of each three-month period thereafter. Subject to discretion of the 2018 Plan administrator, if an award has not been exercised within seven years after the grant date, the award expires. As of December 31, 2024, 1,310,142 common shares are available for future grants under the 2018 Plan.

2.	The following table presents the Company’s options activity under the 2018 Plan for the reported periods:

	Year ended December 31, 2024
	Number of options	Weighted average exercise price
		in CAD

Options outstanding at the beginning of the year	54,242	172.3
Options granted during the year	31,305	3.0
Options forfeited during the year	(44,137)	210.13

Options outstanding at the end of year	41,410	227.9

Options exercisable at the end of year	20,641	183.3

	Year ended December 31, 2023
	Number of options	Weighted average exercise price
		in CAD

Options outstanding at the beginning of the year	86,528	225.6
Options granted during the year	500	6.6
Options forfeited during the year	(32,786)	310.7

Options outstanding at the end of year	54,242	172.3

Options exercisable at the end of year	49,907	170.3

	Year ended December 31, 2022
	Number of options	Weighted average exercise price
		in CAD

Options outstanding at the beginning of the year	90,721	234.6
Options granted during the year	5,417	65.1
Options exercised during the year	(3,784)	96.0
Options forfeited during the year	(5,826)	299.4

Options outstanding at the end of year	86,528	225.6

Options exercisable at the end of year	60,128	221.7

The weighted average remaining contractual life for the options outstanding as of December 31, 2024 was 1.78 years (2023 - 3.76 years).

3.	The following table presents the assumptions used to estimate the fair values of the options granted in the reported periods:

	Year ended December 31,
	2024	2023	2022

Share price (in CAD)	$3.0	$6.6	$13.8-$163.8
Exercise price (in CAD)	$3.0	$6.6	$13.8-$163.8
Expected life (years)	1.25	5	4-5
Volatility (%)	68.6-69.6	104.4-109.35	77.04-107.03
Annual risk-free rate (%)	3.23	3.55-3.65	1.43-3.85
Dividend yield (%)	-	-	-

During the years ended December 31, 2024, 2023 and 2022, the weighted average fair value of each option on grant date was $1.24, $4.7 and $5.32, respectively.

4.	The following table presents the Company’s restricted share units (“RSUs”) activity under the 2018 Plan for the reported periods:

	Number of RSUs
	2023	2022

RSUs outstanding at the beginning of the year	9,167	9,167
RSUs exercised during the year	(9,167)	-

Outstanding at the end of the year	-	9,167

Exercisable at the end of year	-	6,891

5.	As of December 31, 2024, there was $14 of unrecognized compensation expense related to unvested options which expected to be recognized over a weighted average period of approximately 1 year.